Employee benefits	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
Pension and postretirement benefits

Note 33 – Employee benefits

Pension and benefit restoration plans

Certain employees of BPPR are covered by non-contributory defined benefit pension plans. Pension benefits are based on age, years of credited service, and final average compensation.

BPPR’s non-contributory, defined benefit retirement plan is currently closed to new hires and the accrual of benefits are frozen to all participants. The retirement plan’s benefit formula is based on a percentage of average final compensation and years of service as of the plan freeze date. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. and Puerto Rico Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. and Puerto Rico Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.

The Corporation’s funding policy is to make annual contributions to the plans, when necessary, in amounts which fully provide for all benefits as they become due under the plans.

The Corporation’s pension fund investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. A well defined internal structure has been established to develop and implement a risk-controlled investment strategy that is targeted to produce a total return that, when combined with the bank’s contributions to the fund, will maintain the fund’s ability to meet all required benefit obligations. Risk is controlled through diversification of asset types, such as investments in domestic and international equities and fixed income.

Equity investments include various types of stock and index funds. Also, this category includes Popular, Inc.’s common stock. Fixed income investments include U.S. Government securities and other U.S. agencies’ obligations, corporate bonds, mortgage loans, mortgage-backed securities and index funds, among others. A designated committee periodically reviews the performance of the pension plans’ investments and assets allocation. The Trustee and the money managers are allowed to exercise investment discretion, subject to limitations established by the pension plans’ investment policies. The plans forbid money managers to enter into derivative transactions, unless approved by the Trustee.

The overall expected long-term rate-of-return-on-assets assumption reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation. The assumption has been determined by reflecting expectations regarding future rates of return for the plan assets, with consideration given to the distribution of the investments by asset class and historical rates of return for each individual asset class. This process is reevaluated at least on an annual basis and if market, actuarial and economic conditions change, adjustments to the rate of return may come into place.

The plans’ target allocation based on market value for years 2017 and 2016, by asset category, is summarized in the table below.

	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Popular related securities	0%	5%
Cash and cash equivalents	0%	100%

The following table sets forth by level, within the fair value hierarchy, the pension and benefit restoration plans’ assets at fair value at December 31, 2017 and 2016. Investments measured at net asset value per share (“NAV”) as a practical expedient have not been classified in the fair value hierarchy, but are presented in order to permit reconciliation of the plans’ assets.

	2017					2016
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total	Level 1	Level 2	Level 3	Measured at NAV	Total
Obligations of the U.S. Government and its agencies	$-	$130,721	$-	$7,566	$138,287	$-	$108,572	$-	$6,731	$115,303
Corporate bonds and debentures	-	283,947	-	7,858	291,805	-	171,632	-	6,856	178,488
Equity securities - Common Stocks	123,052	-	-	-	123,052	134,015	-	-	-	134,015
Equity securities - ETF's	54,110	49,779	-	-	103,889	62,524	75,801	-	-	138,325
Foreing commingled trust funds	-	-	-	74,013	74,013	-	-	-	70,589	70,589
Mutual fund	-	4,510	-	-	4,510	-	13,910	-	-	13,910
Mortgage-backed securities	-	4,539	-	-	4,539	-	4,786	-	-	4,786
Private equity investments	-	-	182	-	182	-	-	336	-	336
Cash and cash equivalents	22,686	-	-	-	22,686	38,158	-	-	-	38,158
Accrued investment income	-	-	4,576	-	4,576	-	-	3,219	-	3,219
Total assets	$199,848	$473,496	$4,758	$89,437	$767,539	$234,697	$374,701	$3,555	$84,176	$697,129

The closing prices reported in the active markets in which the securities are traded are used to value the investments.

Following is a description of the valuation methodologies used for investments measured at fair value:

  Obligations of U.S. Government and its agencies - The fair value of Obligations of U.S. Government and agencies obligations is based on an active exchange market and is based on quoted market prices for similar securities. These securities are classified as Level 2. U.S. agency structured notes are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2, except for the governmental index funds that are measured at NAV.
  Corporate bonds and debentures - Corporate bonds and debentures are valued at fair value at the closing price reported in the active market in which the bond is traded. These securities are classified as Level 2, except for the corporate bond funds that are measured at NAV.
  Equity securities – common stocks - Equity securities with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Equity securities – ETF’s – Exchange Traded Funds shares with quoted market prices obtained from an active exchange market. Highly liquid ETF’s are classified as Level 1 while less liquid ETF’s are classified as Level 2.
  Foreign commingled trust fund- Collective investment funds are valued at the NAV of shares held by the plan at year end.
  Mutual funds – Mutual funds are valued at the NAV of shares held by the plan at year end. Mutual funds are classified as Level 2.
  Mortgage-backed securities – The fair value is based on trade data from brokers and exchange platforms where these instruments regularly trade.  Certain agency mortgage and other asset backed securities (“MBS”) are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread and prepayment projections. The agency MBS are classified as Level 2.
  Private equity investments - Private equity investments include an investment in a private equity fund. The fund value is recorded at its net realizable value which is affected by the changes in the fair market value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents is a reasonable estimate of the fair value since it is available on demand or due to their short-term maturity. Cash and cash equivalents are classified as Level 1.
  Accrued investment income – Given the short-term nature of these assets, their carrying amount approximates fair value. Since there is a lack of observable inputs related to instrument specific attributes, these are reported as Level 3.

The preceding valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the change in Level 3 assets measured at fair value.

(In thousands)	2017	2016
Balance at beginning of year	$3,555	$2,093
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	-	-
Purchases, sales, issuance, settlements, paydowns and maturities (net)	1,203	1,462
Balance at end of year	$4,758	$3,555

There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2017 and 2016. There were no transfers in and/or out of Level 1 and Level 2 during the years ended December 31, 2017 and 2016.

Information on the shares of common stock held by the pension and restoration plans is provided in the table that follows.

(In thousands, except number of shares information)	2017	2016
Shares of Popular, Inc. common stock	149,127	145,637
Fair value of shares of Popular, Inc. common stock	$5,293	$6,382
Dividends paid on shares of Popular, Inc. common stock held by the plan	$132	$22

The following table sets forth the aggregate status of the plans and the amounts recognized in the consolidated financial statements at December 31, 2017 and 2016.

	Pension plan		Benefit restoration plans
(In thousands)	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$736,082	$736,140	$42,576	$40,773
Interest cost	24,479	25,166	1,410	1,392
Actuarial (gain) loss	49,731	12,219	2,394	2,533
Benefits paid	(37,612)	(37,443)	(2,072)	(2,122)
Benefit obligation at end of year	$772,680	$736,082	$44,308	$42,576
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$665,235	$612,283	$31,894	$32,131
Actual return on plan assets	89,008	30,395	4,849	1,480
Employer contributions	16,000	60,000	237	405
Benefits paid	(37,612)	(37,443)	(2,072)	(2,122)
Fair value of plan assets at end of year	$732,631	$665,235	$34,908	$31,894
Amounts recognized in accumulated other comprehensive loss:
Net loss	$276,839	$295,589	$13,488	$15,577
Accumulated other comprehensive loss (AOCL)	$276,839	$295,589	$13,488	$15,577
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	$(70,847)	$(123,857)	$(10,682)	$(8,642)
Amount recognized in AOCL at beginning of year, pre-tax	295,589	294,792	15,577	13,699
Amount prepaid at beginning of year	224,742	170,935	4,895	5,057
Net periodic benefit income (cost)	(3,952)	(6,193)	(1,044)	(567)
Contributions	16,000	60,000	237	405
Amount prepaid at end of year	236,790	224,742	4,088	4,895
Amount recognized in AOCL	(276,839)	(295,589)	(13,488)	(15,577)
Net (liabilities) assets at end of year	$(40,049)	$(70,847)	$(9,400)	$(10,682)

The table below presents a breakdown of the plans’ assets and liabilities at December 31, 2017 and 2016.

	Pension plan		Benefit restoration plans
(In thousands)	2017	2016	2017	2016
Current liabilities	$-	$-	$232	$234
Non-current liabilities	40,049	70,847	9,168	10,448

The following table presents the funded status of the plans at December 31, 2017 and 2016.

	Pension Plan		Benefit Restoration Plan
(In thousands)	2017	2016	2017	2016
Benefit obligation at end of year	$(772,680)	$(736,082)	$(44,308)	$(42,576)
Fair value of plan assets at end of year	732,631	665,235	34,908	31,894
Funded status at year end	$(40,049)	$(70,847)	$(9,400)	$(10,682)

The following table presents the change in accumulated other comprehensive loss (“AOCL”), pre-tax, for the years ended December 31, 2017 and 2016.

(In thousands)	Pension plan		Benefit restoration plans
	2017	2016	2017	2016
Accumulated other comprehensive loss at beginning of year	$295,589	$294,792	$15,577	$13,699
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(20,215)	(19,521)	(1,644)	(1,328)
Occurring during the year:
Net actuarial (gains) losses	1,465	20,318	(445)	3,206
Total (decrease) increase in AOCL	(18,750)	797	(2,089)	1,878
Accumulated other comprehensive loss at end of year	$276,839	$295,589	$13,488	$15,577

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2018.

(In thousands)	Pension plan	Benefit restoration plans
Net actuarial loss	$18,863	$1,398

The following table presents information for plans with a projected benefit obligation in excess of plan assets for the years ended December 31, 2017 and 2016.

	Pension plan		Benefit restoration plans
(In thousands)	2017	2016	2017	2016
Projected benefit obligation	$772,680	$736,082	$44,308	$42,576
Accumulated benefit obligation	772,680	736,082	44,308	42,576
Fair value of plan assets	732,631	665,235	34,908	31,894

Effective December 31, 2015 the Corporation changed its estimate of the service and interest cost components of net periodic benefit cost for its pension and postretirement benefits plans. Previously, the Corporation estimated the service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation. The new estimate utilizes a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to their underlying projected cash flows. The new estimate provides a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows and their corresponding spot rates. The change does not affect the measurement of the Corporation’s pension and postretirement benefit obligations and it is accounted for as a change in accounting estimate, which is applied prospectively.

To determine benefit obligation at year end, the Corporation used a weighted average of annual spot rates applied to future expected cash flows for years ended December 31, 2017 and 2016.

The following table presents weighted - average actuarial assumptions used to determine the benefit obligations at December 31, 2017 and 2016:

	Pension plan		Tax qualified restoration plans		Benefit restoration plans
	2017	2016	2017	2016	2017	2016
Discount rate	3.56%	4.02%	3.54%	3.98%	3.55%	3.99%

The following table presents the actuarial assumptions used to determine the components of net periodic benefit cost for the years ended December 31, 2017, 2016 and 2015.

	Pension plan			Benefit restoration plans
	2017	2016	2015	2017	2016	2015
Discount rate for benefit obligation	4.02%	4.27%	3.90%	3.98% / 3.99%	4.23% / 4.20%	3.90%
Discount rate for interest cost	3.42%	3.52%	3.90%	3.40% / 3.35%	3.51% / 3.39%	3.90%
Expected return on plan assets	6.50%	6.88%	7.00%	6.50%	6.88%	7.00%

The following table presents the components of net periodic benefit cost for the years ended December 31, 2017 and 2016.

	Pension plan			Benefit restoration plans
(In thousands)	2017	2016	2015	2017	2016	2015
Interest cost	$24,479	$25,166	$29,613	$1,410	$1,392	$1,630
Expected return on plan assets	(40,742)	(38,493)	(44,225)	(2,010)	(2,153)	(2,359)
Recognized net actuarial loss	20,215	19,521	17,860	1,644	1,328	1,244
Net periodic benefit (credit) cost	$3,952	$6,194	$3,248	$1,044	$567	$515

The Corporation expects to pay the following contributions to the benefit plans during the year ended December 31, 2018.

(In thousands)	2018
Pension plan	$-
Benefit restoration plans	$235

Benefit payments projected to be made from the pension and benefit restoration plans during the next ten years are presented in the table below.

(In thousands)	Pension plan	Benefit restoration plans
2018	$39,537	$2,198
2019	40,130	2,283
2020	40,691	2,354
2021	41,198	2,417
2022	41,614	2,453
2023 - 2027	211,287	12,967

Postretirement health care benefits

In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR.

The following table presents the status of the Corporation’s unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements at December 31, 2017 and 2016.

(In thousands)	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of the year	$162,365	$165,999
Service cost	1,026	1,156
Interest cost	5,703	6,021
Benefits paid	(5,357)	(6,509)
Actuarial (gain) loss	6,983	$(4,302)
Benefit obligation end of year	$170,720	162,365
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(3,470)	$(7,270)
Net loss	27,549	21,135
Accumulated other comprehensive loss	$24,079	$13,865
Reconciliation of net liability:
Net liability at beginning of year	$(162,365)	$(165,999)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	13,865	15,466
Amount accrued at beginning of year	(148,500)	(150,533)
Net periodic benefit cost	(3,498)	(4,476)
Contributions	5,357	6,509
Amount accrued at end of year	(146,641)	(148,500)
Amount recognized in accumulated other comprehensive loss	(24,079)	(13,865)
Net liability at end of year	$(170,720)	$(162,365)

The table below presents a breakdown of the liability associated with the postretirement health care benefit plan.

(In thousands)	2017	2016
Current liabilities	$6,202	$6,328
Non-current liabilities	164,518	156,037

The following table presents the funded status of the postretirement health care benefit plan at year end December 31, 2017 and 2016.

(In thousands)	2017	2016
Benefit obligation at end of year	$(170,720)	$(162,365)
Fair value of plan assets at end of year	-	-
Funded status at year end	$(170,720)	$(162,365)

The following table presents the changes in accumulated other comprehensive loss (income), pre-tax, for the postretirement health care benefit plan.

(In thousands)	2017	2016
Accumulated other comprehensive (income) loss at beginning of year	$13,865	$15,466
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	3,800	3,800
Amortization of actuarial losses	(569)	(1,099)
Occurring during the year:
Net actuarial (gains) losses	6,983	(4,302)
Total increase (decrease) in accumulated other comprehensive loss	10,214	(1,601)
Accumulated other comprehensive (income) loss at end of year	$24,079	$13,865

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost for the postretirement health care benefit plan during the year ended December 31, 2018.

(In thousands)	2018
Net prior service credit	$(3,470)
Net actuarial loss	$1,283

The following table presents the components of net periodic postretirement health care benefit cost.

(In thousands)	2017	2016	2015
Service cost	$1,026	$1,156	$1,470
Interest cost	5,703	6,021	6,356
Amortization of prior service credit	(3,800)	(3,800)	(3,800)
Recognized net actuarial loss (gain)	569	1,099	996
Net periodic benefit cost	$3,498	$4,476	$5,022

To determine benefit obligation at year end, the Corporation used a weighted average of annual spot rates applied to future expected cash flows for years ended December 31, 2017 and 2016.

The following tables present the discount rate and assumed health care cost trend rates used to determine the benefit obligation and the net periodic benefit cost for the postretirement health care benefit plan.

Weighted average assumptions used to determine benefit obligation at years ended December 31:	2017	2016
Discount rate for benefit obligation	3.62%	4.10%
Initial health care cost trend rate	5.50%	6.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019

Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:	2017	2016	2015
Discount rate for benefit obligation	4.10%	4.37%	4.00%
Discount rate for service cost	4.30%	4.63%	4.00%
Discount rate for interest cost	3.58%	3.70%	4.00%
Initial health care cost trend rate	6.00%	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019	2019

Assumed health care trend rates generally have a significant effect on the amounts reported for a health care plan. The following table presents the effects of changes in the assumed health care cost trend rates.

	December 31, 2017
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components for the year ended	$191	$(254)
Effect on accumulated postretirement benefit obligation at year end	$5,328	$(7,571)

The following table presents information for the postretirement health care benefit plan with an accumulated post retirement benefit obligation in excess of plan assets.

(In thousands)	2017	2016
Projected benefit obligation	$170,720	$162,365
Accumulated benefit obligation	170,720	162,365
Fair value of plan assets	-	-

The Corporation expects to contribute $6.3 million to the postretirement benefit plan in 2018 to fund current benefit payment requirements.

Benefit payments projected to be made on the postretirement health care benefit plan during the next ten years are presented in the following table.

(In thousands)
2018	$6,259
2019	6,524
2020	6,763
2021	7,024
2022	7,263
2023 - 2027	39,915

Savings plans

The Corporation also provides defined contribution savings plans pursuant to Section 1081.01(d) of the Puerto Rico Internal Revenue Code and Section 401(k) of the U.S. Internal Revenue Code, as applicable, for substantially all the employees of the Corporation. Investments in the plans are participant-directed, and employer matching contributions are determined based on the specific provisions of each plan. Employees are fully vested in the employer’s contribution after five years of service. The cost of providing these benefits in the year ended December 31, 2017 was $10 million (2016 - $8.8 million, 2015 - $6.4 million).

The plans held 1,644,706 (2016 – 1,797,267) shares of common stock of the Corporation with a market value of approximately $58.4 million at December 31, 2017 (2016 - $78.8 million).